Note 3 - Acquisitions (Details) - Purchase Price Allocation In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Apr. 30, 2014 Nanjing [Member] CNY	Apr. 30, 2014 Wenzhou [Member] CNY	Apr. 30, 2014 Jiaxing [Member] CNY
Note 3 - Acquisitions (Details) - Purchase Price Allocation [Line Items]
Net tangible assets (liabilities) acquired				(4,116)	2,708	3,670
Intangible assets				7,650	4,110	7,290
Goodwill	21,512	133,474	78,553	23,850	10,209	20,862
Deferred tax assets				1,529
Deferred tax liabilities				(1,913)	(1,027)	(1,822)
Total consideration				27,000	16,000	30,000